FEBRUARY 28, 2025
SUPPLEMENT TO
HARTFORD MULTI-STRATEGY FUNDS PROSPECTUS
DATED FEBRUARY 28, 2025
IMPORTANT NOTICE REGARDING CHANGE IN NAME FOR HARTFORD SCHRODERS DIVERSIFIED GROWTH FUND AND THE HARTFORD GROWTH ALLOCATION FUND
This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.
(1) Effective May 1, 2025, the Hartford Schroders Diversified Growth Fund will change its name to Hartford Schroders Diversified Opportunities Fund and the Hartford Schroders Diversified Growth Fund’s wholly owned Cayman Islands subsidiary will change its name from Hartford Schroders Cayman Diversified Growth Fund, Ltd. to Hartford Schroders Cayman Diversified Opportunities Fund, Ltd. Accordingly, the above referenced Statutory Prospectus is revised as follows:
(a) Effective May 1, 2025, references to Hartford Schroders Diversified Growth Fund and Diversified Growth Fund in the above referenced Statutory Prospectus are deleted and replaced with Hartford Schroders Diversified Opportunities Fund (formerly, Hartford Schroders Diversified Growth Fund) and Diversified Opportunities Fund, respectively.
(b) Effective May 1, 2025, in the section entitled “Hartford Schroders Diversified Growth Fund Summary Section - Principal Investment Strategy” in the above referenced Statutory Prospectus, the reference to Hartford Schroders Cayman Diversified Growth Fund, Ltd. is deleted and replaced with Hartford Schroders Cayman Diversified Opportunities Fund, Ltd.
(2) Effective May 1, 2025, The Hartford Growth Allocation Fund will change its name to Hartford Moderately Aggressive Allocation Fund. As a result, effective May 1, 2025, references to The Hartford Growth Allocation Fund and Growth Allocation Fund in the above referenced Statutory Prospectus are deleted and replaced with Hartford Moderately Aggressive Allocation Fund (formerly, The Hartford Growth Allocation Fund) and Moderately Aggressive Allocation Fund, respectively.
This Supplement should be retained with your Statutory Prospectus for future reference.
HV-7709
February 2025